Note 10 - Property, Plant and Equipment, Net - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		$ 6,193,181	$ 6,090,017
End of the year		5,824,801	6,193,181
Land and civil buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		707,126
End of the year		690,163	707,126
Industrial buildings, plant and production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		5,249,425
End of the year		4,864,817	5,249,425
Vehicles, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		72,511
End of the year		67,291	72,511
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		102,226
End of the year		147,429	102,226
Spare parts and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		61,893
End of the year		55,101	61,893
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		14,498,005	13,836,586
Currency translation adjustment		(149,899)	70,291
Increase due to business combinations	[1]		503,438
Additions		213,717	167,755
Disposals / Consumptions		(56,146)	(82,416)
Transfers / Reclassifications		21,421	2,351
Decrease due to sale of subsidiaries	[2]	(4,572)
End of the year		14,522,526	14,498,005
Gross carrying amount [member] | Land and civil buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		839,584	799,139
Currency translation adjustment		(5,084)	(545)
Increase due to business combinations	[1]		39,622
Additions		8	1,451
Disposals / Consumptions		(6,652)	(5,964)
Transfers / Reclassifications		2,448	5,881
Decrease due to sale of subsidiaries	[2]	(200)
End of the year		830,104	839,584
Gross carrying amount [member] | Industrial buildings, plant and production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		13,079,545	12,468,813
Currency translation adjustment		(138,839)	72,650
Increase due to business combinations	[1]		440,366
Additions		15,238	1,524
Disposals / Consumptions		(35,130)	(61,281)
Transfers / Reclassifications		148,037	157,473
Decrease due to sale of subsidiaries	[2]	(4,310)
End of the year		13,064,541	13,079,545
Gross carrying amount [member] | Vehicles, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		414,757	399,724
Currency translation adjustment		(5,042)	443
Increase due to business combinations	[1]		7,195
Additions		1,171	620
Disposals / Consumptions		(7,582)	(8,811)
Transfers / Reclassifications		17,688	15,586
Decrease due to sale of subsidiaries	[2]	(62)
End of the year		420,930	414,757
Gross carrying amount [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		102,226	108,308
Currency translation adjustment		(365)	(2,095)
Increase due to business combinations	[1]		16,255
Additions		192,470	157,315
Disposals / Consumptions		(150)	(968)
Transfers / Reclassifications		(146,752)	(176,589)
Decrease due to sale of subsidiaries	[2]
End of the year		147,429	102,226
Gross carrying amount [member] | Spare parts and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		61,893	60,602
Currency translation adjustment		(569)	(162)
Increase due to business combinations	[1]
Additions		4,830	6,845
Disposals / Consumptions		(6,632)	(5,392)
Transfers / Reclassifications
Decrease due to sale of subsidiaries	[2]
End of the year		59,522	61,893
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		8,304,824	7,746,569
Currency translation adjustment		(103,149)	56,677
Disposals / Consumptions		(31,768)	(64,834)
Impairment charge (See note 5)		56,671	36,000
Transfers / Reclassifications			(127)
Decrease due to sale of subsidiaries	[2]	(620)
Depreciation charge		471,767	530,539
End of the year		8,697,725	8,304,824
Accumulated depreciation, amortisation and impairment [member] | Land and civil buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		132,458	121,468
Currency translation adjustment		(1,292)	(288)
Disposals / Consumptions		(961)	(89)
Impairment charge (See note 5)
Transfers / Reclassifications			(1)
Decrease due to sale of subsidiaries	[2]
Depreciation charge		9,736	11,368
End of the year		139,941	132,458
Accumulated depreciation, amortisation and impairment [member] | Industrial buildings, plant and production equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		7,830,120	7,302,135
Currency translation adjustment		(97,236)	56,560
Disposals / Consumptions		(24,379)	(57,897)
Impairment charge (See note 5)		51,470	36,000
Transfers / Reclassifications			349
Decrease due to sale of subsidiaries	[2]	(567)
Depreciation charge		440,316	492,973
End of the year		8,199,724	7,830,120
Accumulated depreciation, amortisation and impairment [member] | Vehicles, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year		342,246	322,966
Currency translation adjustment		(4,621)	405
Disposals / Consumptions		(6,428)	(6,848)
Impairment charge (See note 5)		780
Transfers / Reclassifications			(475)
Decrease due to sale of subsidiaries	[2]	(53)
Depreciation charge		21,715	26,198
End of the year		353,639	342,246
Accumulated depreciation, amortisation and impairment [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
Currency translation adjustment
Disposals / Consumptions
Impairment charge (See note 5)
Transfers / Reclassifications
Decrease due to sale of subsidiaries	[2]
Depreciation charge
End of the year
Accumulated depreciation, amortisation and impairment [member] | Spare parts and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year
Currency translation adjustment
Disposals / Consumptions
Impairment charge (See note 5)		4,421
Transfers / Reclassifications
Decrease due to sale of subsidiaries	[2]
Depreciation charge
End of the year		$ 4,421

[1]	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.
[2]	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.